Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of cash and cash equivalents
Cash at bank	$ 76,311		$ 76,311		$ 136,430
Deposits at call	449		449		451
Cash and cash equivalents	76,760	$ 158,263	76,760	$ 158,263	$ 136,881	$ 129,328
Loss for the period	$ (21,302)	$ (26,515)	(69,892)	(76,751)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			3,309	3,135
Foreign exchange (gains)/losses			10	(1,425)
Finance costs			12,486	11,854
Remeasurement of borrowing arrangements			450	(4,678)
Remeasurement of contingent consideration			(601)	(18,103)
Remeasurement of warrant liability			(3,048)
Equity settled share-based payment			4,445	10,440
Deferred tax benefit			(187)	(754)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables			(1,093)	(1,310)
Decrease/(increase) in prepayments			901	(2,235)
Increase/(decrease) in trade creditors and accruals			691	(529)
Increase/(decrease) in provisions			641	(1,473)
Net cash (outflows) in operating activities			$ (51,888)	$ (81,829)